Off-Balance Sheet Risk and Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Off-Balance Sheet Risk and Concentrations
Off-Balance Sheet Risk and Concentrations
The Company is engaged in various trading, brokerage activities and capital raising with counterparties primarily including broker-dealers, banks, direct investment programs and other financial institutions. In the event counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is the Company’s policy to review, as necessary, the credit standing of each counterparty. As of December 31, 2013, the Company had 63% of the reimbursable expenses, investment banking fees, services fees and transfer agent fees receivable concentrated in one related party direct investment program, and 93% of the total commissions and dealer manager fees receivable concentrated in three related party direct investment programs.
The Company’s broker dealer subsidiaries clear all transactions on a fully disclosed basis with clearing firms that maintain all related records. In the normal course of business, the Company engages in activities involving the execution, settlement and financing of various securities transactions. These activities may expose the Company to off-balance-sheet risk in the event that the other party to the transaction is unable to fulfill its contractual obligations. The Company maintains certain of its trading securities at the clearing firms, and these trading securities collateralize amounts due to the clearing firms.
Customers are required to complete their transactions on the settlement date, generally three business days after the trade date. The Company is, therefore, exposed to risk of loss on these transactions in the event of the customer’s or broker’s inability to meet the terms of their contracts, in which case the Company may have to purchase or sell financial instruments at prevailing market prices. The impact of unsettled transactions is not expected to have a material effect upon the Company’s financial statements.
The Company has agreed to indemnify its clearing brokers for losses that it may sustain from the customer accounts introduced by the Company. As of December 31, 2013, there were no amounts to be indemnified to the clearing brokers for these accounts.
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains its cash and temporary cash investments in bank deposit and other accounts, the balances of which, at times, may exceed federally insured limits. Exposure to credit risk is reduced by maintaining the Company’s banking and brokerage relationships with high credit quality financial institutions. The Company also introduces all retail securities trades to its clearing brokers. In the event the clearing brokers do not fulfill their obligations, the Company may be exposed to risk. The Company attempts to minimize this credit risk by monitoring the creditworthiness of the clearing brokers.
The Company holds securities that can potentially subject the Company to market risk. The amount of potential gain or loss depends on the securities performance and overall market activity. The Company monitors its securities positions on a monthly basis to evaluate its positions, and, if applicable, may elect to sell all or a portion to limit the loss.